VIRTUS SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—5.6%
Kakao Corp.	1,114	$161
Match Group, Inc.(1)	1,411	228
		389

Consumer Discretionary—15.0%
Huazhu Group Ltd. ADR(1)	3,361	178
MercadoLibre, Inc.(1)	99	154
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	18,927	155
TAL Education Group ADR(1)	6,836	172
Trip.com Group Ltd. ADR(1)	5,037	179
Yum! Brands, Inc.	1,676	193
		1,031

Consumer Staples—12.5%
China Mengniu Dairy Co., Ltd.(1)	23,141	140
CP ALL PCL	138,924	260
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,401	203
Raia Drogasil S.A.	24,435	122
Unicharm Corp.	3,403	137
		862

Financials—9.3%
First Republic Bank	1,042	195
MSCI, Inc. Class A	430	229
XP, Inc. Class A(1)	4,932	215
		639

Health Care—22.2%
Alcon, Inc.	2,865	201
IDEXX Laboratories, Inc.(1)	242	153
IQVIA Holdings, Inc.(1)	1,120	271
M3, Inc.	2,040	149
ResMed, Inc.	654	161
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	92,776	217
STERIS plc	1,056	218
Wuxi Biologics Cayman, Inc.(1)	8,417	154
		1,524

Industrials—6.0%
CoStar Group, Inc.(1)	2,360	195
IHS Markit Ltd.	1,909	215
		410

	Shares	Value

Information Technology—25.4%
Adyen NV(1)	53	$129
Autodesk, Inc.(1)	949	277
EPAM Systems, Inc.(1)	556	284
FleetCor Technologies, Inc.(1)	958	245
Okta, Inc. Class A(1)	920	225
RingCentral, Inc. Class A(1)	1,056	307
Workday, Inc. Class A(1)	1,171	280
		1,747

Real Estate—3.1%
Equinix, Inc.	268	215
Total Common Stocks (Identified Cost $6,381)		6,817

Total Long-Term Investments—99.1% (Identified Cost $6,381)		6,817

TOTAL INVESTMENTS—99.1% (Identified Cost $6,381)		$6,817
Other assets and liabilities, net—0.9%		59
NET ASSETS—100.0%		$6,876

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	51%
China	16
Brazil	7
Japan	4
Thailand	4
Ireland	3
United Kingdom	3
Other	12
Total	100%
† % of total investments as of June 30, 2021.
See Notes to Schedule of Investments

VIRTUS SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,817	$6,817
Total Investments	$6,817	$6,817
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS SGA NEW LEADERS GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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